Exhibit 99.1

Deloitte Touche Tohmatsu ABN 74 490 121 060
The Directors RESIMAC Limited Level 9, 45 Clarence Street SYDNEY NSW 2000	Grosvenor Place 225 George Street Sydney NSW 2000 PO Box N250 Grosvenor Place Sydney NSW 1220 Australia DX: 10307SSE Tel: +61 (0) 2 9322 7000 Fax: +61 (0) 9322 5136 www.deloitte.com.au

8 August 2019

Dear Directors,

Report of Factual Findings

We have performed the procedures agreed with RESIMAC Limited (the “Issuer” and “you”), to report factual findings for the purpose of assisting you and nabSecurities, LLC, National Australia Bank Limited, Citigroup Global Markets Australia Pty Limited and Deutsche Bank AG, Sydney Branch (together, the “Underwriters”) in assessing, in combination with other information obtained by you and the Underwriters, the proposed securitisation transaction of a pool of residential mortgage loans and your evaluation of the Loan File Data Information (the “Purpose”) in respect of RESIMAC Triomphe Trust in respect of RESIMAC Premier Series 2019-2 (the “Transaction”). The procedures performed are detailed in the terms of the engagement dated on or about 8 August 2019 (“the Engagement Letter”) and set forth in the attached schedules with respect to the Transaction. Terms in this report have the same definition as in the Engagement Letter.

Issuer Responsibility for the Procedures Agreed

The Issuer is responsible for the adequacy or otherwise of the procedures agreed to be performed by us. You are responsible for determining whether the factual findings provided by us, in combination with any other information obtained, provide a reasonable basis for any conclusions which you wish to draw on the subject matter.

Our Responsibility

Our responsibility is to report factual findings obtained from conducting the procedures agreed. We conducted the engagement in accordance with Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements to Report Factual Findings (“ASRS 4400“). An agreed-upon procedures engagement is not an assurance engagement.

We have complied with ethical requirements equivalent to those applicable to Other Assurance Engagements, including independence.

Deloitte refers to one or more of Deloitte Touche Tohmatsu Limited (“DTTL”), its global network of member firms, and their related entities. DTTL (also referred to as “Deloitte Global”) and each of its member firms and their affiliated entities are legally separate and independent entities. DTTL does not provide services to clients. Please see www.deloitte.com/about to learn more.

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Asia Pacific Limited and the Deloitte Network.

© 2019 Deloitte Touche Tohmatsu

The agreed-upon procedures do not constitute either a reasonable assurance (audit) or limited assurance (review) engagement in accordance with the Auditing and Assurance Standards Board (AUASB) standards, and as such, we do not express any conclusion and provide no assurance on the Transaction. Had we performed additional procedures or had we performed a reasonable or limited assurance engagement in accordance with AUASB standards, other matters might have come to our attention that would have been reported to you and the Underwriters.

Factual Findings

The procedures were performed solely for the Purpose as specified above. The procedures performed and the factual findings obtained are set out in Appendix A of this report.

Restriction on Distribution and Use of the Report

Except as outlined in the Engagement Letter, this report is intended solely for the use of the Issuer and the Underwriters for the purpose set out above. As the intended user of our report, it is for you to assess both the procedures and our factual findings to determine whether they provide, in combination with any other information obtained, a reasonable basis for any conclusions which you wish to draw on the subject matter. As required by ASRS 4400, distribution of this report is restricted to those parties that have agreed the procedures to be performed with us and have been identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). This report is disclosed to the Underwriters upon execution of the Underwriter Agreement with us as separately agreed between us and the Underwriters.

Access to our report will be restricted to the Issuer and the Underwriters, and all other parties will be excluded from using the Report, unless you are required to furnish or post our Report in connection with Rules 15Ga-2 and 17g-10 of the Securities Exchange Act of 1934, as amended (“the Exchange Act”). Accordingly, we expressly disclaim and do not accept any responsibility or liability to any other parties for any consequences of use of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We understand that you may be asked by the Reserve Bank of Australia (“RBA”) to provide details of any external due diligence performed on the pool to indicate that such details have been verified and are correct. The wording that we consent to you using in your response to such a request, and to which you hereby agree to use, is as follows: “Resimac Limited engaged an independent third party to perform certain agreed-upon procedures under the Australian Auditing Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagement to Report Factual Findings (“AUPs”). The procedures included comparing certain information on the loan documentation to the information in the loan data file and the information in the loan system. Resimac Limited received and reviewed the report of factual findings in relation to the AUPs as part of our overall evaluation of the accuracy of stated details regarding the loans in the pool.”

Please contact us if you wish to propose any changes to this wording.

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Except to the extent provided in any reliance letter, we note that clause 9 of our Standard Terms governs the use and non-disclosure of our work.

Yours Faithfully

DELOITTE TOUCHE TOHMATSU

Heather Baister

Partner

Chartered Accountants

Sydney, 8 August 2019

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Appendix A - Factual Findings

The procedures we performed were divided into four parts, A to D

For Procedures A to D, we have performed certain procedures in respect of a sample of the loans selected from an electronic data file provided by you (the “Pool”) being the indicative pool cut dated 14 July 2019 and received on 24 July 2019.

The procedures have been performed using originals, scanned versions, photocopies or facsimiles of the relevant documents. We have not attempted to verify the authenticity of these documents.

At your request, the sample size has been determined using the binomial probability distribution based on the following parameters that you have provided to us: To provide 95% confidence for each attribute tested that the upper error limit in the population does not exceed 5% with 3 planned errors the selected sample will be 153 loans.

Part A - Loan testing

For each loan file in the sample listed in Appendix B we agreed the following electronic data fields in the Pool to the documentation described below in the loan files:

Procedure Performed	Factual Finding

A1. Loan purpose, as per the “LOAN PURPOSE” field, to the loan application or confirmation of approval;	No exceptions noted
A2. Settlement date, as per the “SETLEMENT DATE” field, to the date of the compliance certificate;	No exceptions noted

A3. Original loan amount, as per the “LOAN AMOUNT” field, to the loan agreement and any loan variation agreements.

A differences threshold of <$1,000 determined by the Issuer is allowable as a non-exception between the Pool and loan variation agreements as the amount noted therein is an estimate at the date of issuance.

No exceptions noted
A4. Interest only period, as per the “END DATE FOR INTEREST ONLY” field to the loan agreement or letter of variation.	No exceptions noted
A5. Maturity date, as per the “MATURITY DATE” field, as being the settlement date plus the term in the loan agreement.	No exceptions noted
A6. Postcode of each of the security properties, as per the “1st SECURITY POSTCODE”, “2nd SECURITY POSTCODE”, “3rd SECURITY POSTCODE”, “4th SECURITY POSTCODE”, “5th SECURITY POSTCODE”, “6th SECURITY POSTCODE”, to the relevant valuation reports or the loan mortgage insurance documentation.	No exceptions noted
A7. Valuation of each of the security properties, as per the “1st SECURITY VALUATION”, “2nd SECURITY VALUATION”, “3rd SECURITY VALUATION”, “4th SECURITY VALUATION”, “5th SECURITY VALUATION”,	No exceptions noted

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“6th SECURITY VALUATION” to the relevant valuation reports.
A8. Security type of each security property as per the “1st SECURITY TYPE”, “2nd	One exception noted :
SECURITY TYPE”, “3RD SECURITY TYPE”, “4TH SECURITY TYPE”, “5TH SECURITY TYPE”, “6TH SECURITY TYPE” to the relevant valuation reports based on the following classifications:	Loan ID	As per pool	As per valuation report

➢    Freestanding, Residential and Semi- Detached property types are classified as a ‘House’ security type;

➢    Units and Villas are classified as a ‘Unit’ security type;

➢    Townhouses are classified as either a ‘Unit’ or ‘House’ security type;

➢    Detached Units are classified as a ‘House’.

	3117 - 6990	House – Freestanding, Residential and Semi- Detached property	Unit
A9. Mortgage insurer, where applicable, as per the “MORTGAGE INSURER” field, to the mortgage insurance certificate.	No exceptions noted
A10. Regulated by UCCC/ NCC as per the “REGULATED (Y/N)” to the confirmation of approval.	No exceptions noted
A11. Borrower employment status as per the “EMPLOYMENT SERVICEABILITY TYPE” to the Loan Application.	No exceptions noted

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Part B – Eligibility criteria testing

For each loan in the sample we performed the following procedures:

Procedure Performed	Factual Finding

B1. By reference to the Pool, confirm the Current LVR is not more than 95%.	No exceptions noted

B2. Confirm that the Mortgage Insurance Policy, where applicable, in respect of the selected loan:

•    i) expires on a date not before the maturity date of the loan (“MATDAT” in the Pool);

•    ii) is for the full amount of the loan (“LNAMT” in the Pool); and

•    iii) the mortgage insurance document is contained in the security packet.

No exceptions noted

B3. Confirm that a Solicitors Compliance Certificate or Title Insurance Settlement Confirmation in respect of the selected loan is included in the security source documents, or located on the Image Management system at RESIMAC.

No exceptions noted
B4. Confirm that for each loan, the days in arrears as per the “NO OF DAYS IN ARREARS” per the Pool agrees to the arrears reconciliation section on the MTS portal as at the date of the Pool Cut.	No exceptions noted
B5. Check that the Current Balance as per “LOAN BALANCE” per the Pool agrees to the loan balance portal in MTS.	No exceptions noted

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Part C – Valuation Procedures (applicable for loans settled after 1 June 2013)

For each of the relevant loans selected, obtained the loan documentation and checked the following:

Procedure Performed	Factual Finding

C1. Confirm that for each Loan a valuation report was on file from an approved Panel Valuer. RESIMAC has provided a list of approved Valuers to Deloitte.	No exceptions noted
C2. Confirm that the valuation is not more than 3 months old (90 days) at the date of settlement of the loan. Loan samples with a valuation report date greater than 90 days prior to settlement, for which necessary approval has been obtained from the Resimac Credit Department, are not reported as exceptions.	No exceptions noted
C3. Confirm that the valuation is provided in a standard API format which includes the following:	No exceptions noted
➢ Market value ‘as is’
➢ Rental Value;
➢ Replacement Insurance Value;
➢ Evidence of 3 recent sales.

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Part D – Income Verification Procedures

Procedures have not be performed on loans with a settlement date prior to 31 July 2011.

Procedure Performed	Factual Finding

D1. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date on or after 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:
➢ Two of the three most recent payslips, or ➢ Three months statements from a financial institution showing regular salary credits	No exceptions noted
• If none of the above documents are available, the following must be obtained for each applicant
➢ One payslip, and ➢ The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice	No exceptions noted
D2. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date prior to 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:

➢    Two of the three most recent payslips, or

➢    a letter from the employer on official letter head (PO Box and mobile contact numbers are unacceptable), signed and dated confirming employment status, position, base salary or total salary package and breakdown, commencement date or length of employment, and

➢    The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice

No exceptions noted
D3. For any sample asset designated as Self Employed/Employed / or designated as CO (Company or Trust Borrower) (blank ones) as per the field Employment Serviceability Type in the Pool, check that the following income evidence can be sighted on the MTS Portal:
➢ Most recent Tax Assessment Notice; and ➢ Financial statements for 2 years.	No exceptions noted
D4. Where an applicant has rental-based income noted on MTS Portal, check that one of the following income evidence can be sighted on the MTS Portal :
➢ Rental opinion from a real estate agent in the form of a letter for new purchases, or	No exceptions noted

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➢    Rental statement from the managing agent, or

➢    Copy of current lease or tenancy agreement for properties already tenanted with bank statements confirming rental deposits for private agreements, or

➢    A taxation return showing declared income, or

➢     Rental opinion from a RESIMAC approved Panel Valuer in the form of a valuation addressed to RESIMAC Limited, or

➢     If the property is vacant, RESIMAC will rely on the lower of an agent’s market appraisal or rental amount as per the valuation report.

D5. Where an applicant has a Court Order mandating that the applicant receive maintenance payments as noted in MTS Portal, check that the following income evidence can be sighted on the MTS Portal:

➢    Proof of receipt of maintenance for a continuous period of at least 3 months by way of bank statements or a child support agency statement, or

➢    Child Support Agency letter to confirm the maintenance agreement.

No exceptions noted
D6. Where an applicant has a Centrelink Pension as noted on MTS Portal, check that the evidence of a letter from Centrelink verifying pension details can be sighted on the MTS Portal.	No exceptions noted

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Appendix B – List of Sample Assets Loan Numbers Selected from the Pool

Sample #	Unique ID	Sample #	Unique ID	Sample #	Unique ID	Sample #	Unique ID
1	263-1	41	3013-31	81	3020-17	121	3117-7035
2	315-1	42	3013-131	82	3071-50	122	3117-7066
3	359-19	43	3013-546	83	3072-84	123	3117-7183
4	359-33	44	3013-832	84	3074-240	124	3117-7350
5	496-194	45	3013-877	85	3117-559	125	3117-7418
6	496-198	46	3013-998	86	3117-560	126	3117-7544
7	526-2	47	3013-1101	87	3117-609	127	3117-7561
8	526-3	48	3013-1105	88	3117-613	128	3117-7659
9	558-1	49	3013-1156	89	3117-620	129	3117-7660
10	804-9	50	3013-1335	90	3117-623	130	3117-7671
11	831-77	51	3013-1478	91	3117-643	131	3117-7908
12	831-80	52	3013-73547	92	3117-700	132	3117-7929
13	1370-14909	53	3013-73568	93	3117-701	133	3117-7931
14	1554-54	54	3013-73571	94	3117-707	134	3117-8020
15	1725-35	55	3013-73675	95	3117-717	135	3117-8066
16	1725-70	56	3013-73703	96	3117-725	136	3132-228
17	1726-1	57	3013-73723	97	3117-737	137	3240-114
18	1727-9	58	3013-73747	98	3117-773	138	3250-12248
19	1874-11	59	3013-73757	99	3117-803	139	3250-12629
20	1888-6	60	3013-73762	100	3117-4026	140	3250-12661
21	1918-14	61	3013-73770	101	3117-4767	141	3250-17792
22	2239-145	62	3013-73778	102	3117-4816	142	3250-18184
23	2239-146	63	3013-73801	103	3117-4900	143	3383-7
24	2260-19	64	3013-73806	104	3117-5311	144	3398-1111
25	2260-166	65	3013-73816	105	3117-5477	145	3760-122
26	2262-60	66	3013-73833	106	3117-5862	146	3841-6
27	2262-61	67	3013-73870	107	3117-5870	147	3855-1006
28	2262-64	68	3013-73875	108	3117-5893	148	3876-4
29	2262-65	69	3013-78685	109	3117-5970	149	3955-611
30	2262-68	70	3013-78694	110	3117-6032	150	3955-624
31	2587-16	71	3013-78727	111	3117-6051	151	4009-3
32	2587-17	72	3013-78743	112	3117-6076	152	4035-45
33	2587-18	73	3013-78812	113	3117-6155	153	4035-80
34	2587-71	74	3013-78941	114	3117-6201
35	2677-5	75	3013-78942	115	3117-6217
36	2728-9209	76	3013-78970	116	3117-6225
37	2728-9466	77	3013-79936	117	3117-6249
38	2730-11	78	3013-79993	118	3117-6271
39	2822-9	79	3013-80041	119	3117-6954
40	2903-82261	80	3013-80060	120	3117-6990

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